Derivative Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Dec. 31, 2014 contract	Dec. 31, 2013 contract	Dec. 31, 2012 contract
Notional and fair values of derivatives outstanding
Master netting agreements, number of contracts in default to allow for netting of derivative assets and liabilities	1
Predecessor
Notional and fair values of derivatives outstanding
Master netting agreements, number of contracts in default to allow for netting of derivative assets and liabilities		1
Interest rate cap agreements | Unrelated counterparty | Predecessor
Notional and fair values of derivatives outstanding
Number of derivative agreements			2
Derivatives designated as hedging instruments | Predecessor
Notional and fair values of derivatives outstanding
Liability Derivatives, Fair Value		8,348
Derivatives designated as hedging instruments | Interest rate swap agreements | Predecessor
Notional and fair values of derivatives outstanding
Liability Derivatives, Notional Value		191,329
Liability Derivatives, Fair Value		8,348
Derivatives not qualifying for hedge accounting
Notional and fair values of derivatives outstanding
Liability Derivatives, Fair Value	1,281
Derivatives not qualifying for hedge accounting | Interest rate swap agreements
Notional and fair values of derivatives outstanding
Liability Derivatives, Notional Value	51,630
Liability Derivatives, Fair Value	1,281